Investments in infrastructure projects - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Detail information investment in infrastructure projects [Line Items]
Increase decrease in investments in infrastructure projects intangible asset model additions	€ (154,000)	€ 460,000
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	812,000	(376,000)
Cash flows due to intangible assets additions using the intangible asset model	(132,000)	(248,000)
Notional amount	6,438,000	4,990
Airports division [Member] | Dalaman airport [Member]
Detail information investment in infrastructure projects [Line Items]
Notional amount	592,000	617,000
I66 mobility partners [Member]
Detail information investment in infrastructure projects [Line Items]
Increase decrease in investments in infrastructure projects intangible asset model additions		489,000
Notional amount	€ 6,190,000	5,925,000
North tarrant express extension [Member]
Detail information investment in infrastructure projects [Line Items]
Increase decrease in investments in infrastructure projects intangible asset model additions		178,000
Euroscut Azores toll road [Member]
Detail information investment in infrastructure projects [Line Items]
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		€ (255,000)